Assets Held For Sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2014 Property	Dec. 31, 2014 Property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of floor in a building	$ 6,614
Number of Floors sold in the same building	1	3
Expected Maturity Period Of Sales Transactions		1 year
Carrying value for assets held for sale		$ 11,949